Other income	6 Months Ended
Jun. 30, 2019
Component of Operating Income [Abstract]
Other income	Other income
Other income consisted of the following for the three and six months ended June 30, 2019 and 2018:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Management fees	$2,397	$3,386	$5,807	$6,500
Interest and other income	14,559	9,060	32,542	15,478
	$16,956	$12,446	$38,349	$21,978